Summary of Significant Accounting Policies - Other (Details)			3 Months Ended		12 Months Ended
	Mar. 02, 2023 item	Jan. 01, 2022	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies
Unrealized gain (loss) on derivative instruments			$ 2,240,000	$ (4,860,000)	$ (18,114,000)	$ 8,178,000	$ 3,581,000
Gains/Losses related to changes in fair value of warrant liabilities			(5,529,000)		29,675,000
Practical expedients election		true
Credit period under the supplier finance program	180 days
Number of approved suppliers | item	1
Contractual Obligation			0
Green coffee associated with forward contracts
Summary of Significant Accounting Policies
Unrealized gain (loss) on derivative instruments			$ 2,300,000	$ (5,800,000)	$ (12,300,000)	$ 8,400,000	$ (2,000,000.0)